Loss Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Loss Per Share
26.	LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Numerator:
Net loss	(401,275)	(931,922)	(917,644)	(141,040)
Net (profit) loss attributable to noncontrolling interest and redeemable noncontrolling interest	(26,824)	298,324	144,914	22,273

Net loss attributable to ordinary shareholders	(428,099)	(633,598)	(772,730)	(118,767)
Plus: (Increase) decrease in accretion of redeemable noncontrolling interests	7,850	(210,484)	(141,896)	(21,809)

Adjusted net loss attributable to ordinary shareholders	(420,249)	(844,082)	(914,626)	(140,576)

Denominator:
Weighted average number of shares outstanding—basic	492,065,239	617,169,833	672,836,226	672,836,226
Weighted average number of shares outstanding—diluted	492,065,239	617,169,833	672,836,226	672,836,226
Loss per share—Basic:
Net loss	(0.85)	(1.37)	(1.36)	(0.21)

	(0.85)	(1.37)	(1.36)	(0.21)

Loss per share—Diluted:
Net loss	(0.85)	(1.37)	(1.36)	(0.21)

	(0.85)	(1.37)	(1.36)	(0.21)

In 2015, 2016 and 2017, the Company issued 7,200,000, 4,500,000 and 9,000,000 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise, respectively. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.